Capital and Funding - Summary of Financial Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Secured liabilities	€ 5	€ 1